Investments in and Loan Receivables from Affiliated Companies (Schedule of Revenue and Net Income) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues	¥ 933,685	¥ 930,644	¥ 1,107,482
Cost of revenues	678,653	681,374	810,226
Net income	54,822	42,326	48,064
Affiliated Entity [Member]
Revenues	222,694	210,492	216,430
Cost of revenues	162,836	155,350	160,690
Net income	1,442	873	419
Trade notes and accounts receivable from affiliated companies	21,885	24,827
Revenues from affiliated companies	63,886	65,246	55,374
Cash dividends received from affiliated companies	69	72	46
Retained earnings include net undistributed earnings of affiliated companies	¥ 11,361	¥ 10,652